Goodwill (Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Costs:
Beginning balance	$ 7,588	$ 2,894
Payment of contingent consideration associated with acquisition of Tongwen		193
Acquisition of Newave		5,537
Disposal of Mingshitang		(1,378)
Deconsolidation of Newave	(5,820)
Exchange of difference	30	342
Ending balance	1,798	7,588
Accumulated goodwill impairment loss:
Beginning balance		76
Disposal of Mingshitang		(76)
Goodwill, net	$ 1,798	$ 7,588